Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2019
Trade And Other Current Payables [Abstract]
Summary of Trade and Other Payables

	2019 £m	2018 £m

Trade payables	3,453	3,557

Duty, excise and other taxes	3,852	3,519

Accrued charges and deferred income	2,037	2,038

FII GLO deferred income (note 6(b))	963	963

Social security and other taxation	51	55

Sundry payables	405	1,554

	10,761	11,686

Current	9,727	10,631

Non-current	1,034	1,055

	10,761	11,686